Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of employee benefits [Abstract]
Disclosure of detailed information of employee benefit expenses [Text Block]
	2016 RMB	2017 RMB	2018 RMB
Wages and salaries	230,516	280,786	388,238
Contributions to defined contribution plans	27,038	44,884	52,898
	257,554	325,670	441,136